UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2014

Date of reporting period: July 31, 2014

Item 1.	Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.3%
	Shares	Value

CONSUMER DISCRETIONARY — 16.2%
Advance Auto Parts	26,555	$3,216,076
AMC Networks, Cl A*	47,800	2,861,786
Comcast, Cl A	66,400	3,567,672
Home Depot	44,100	3,565,485
Target	92,200	5,494,198
Time Warner	76,700	6,367,634
Viacom, Cl B	39,000	3,224,130

		28,296,981

CONSUMER STAPLES — 7.3%
Colgate-Palmolive	52,200	3,309,480
General Mills	51,000	2,557,650
McCormick	49,900	3,282,422
PepsiCo	40,000	3,524,000

		12,673,552

ENERGY — 8.7%
Chevron	27,400	3,541,176
EOG Resources	30,900	3,381,696
EQT	14,800	1,388,536
Exxon Mobil	35,400	3,502,476
Occidental Petroleum	34,800	3,400,308

		15,214,192

FINANCIAL SERVICES — 20.9%
American International Group	65,400	3,399,492
Bank of America	319,100	4,866,275
Capital One Financial	65,800	5,233,732
CIT Group	68,600	3,368,946
Hartford Financial Services Group	86,100	2,941,176
Invesco	94,700	3,563,561
JPMorgan Chase	93,200	5,374,844
MetLife	32,200	1,693,720
Wells Fargo	116,300	5,919,670

		36,361,416

HEALTH CARE — 10.1%
Abbott Laboratories	87,400	3,681,288
Becton Dickinson	30,100	3,498,824
Cigna	19,400	1,746,776
Express Scripts Holding*	51,300	3,573,045
Johnson & Johnson	51,200	5,124,608

		17,624,541

PRODUCER DURABLES — 16.2%
Boeing	29,100	3,505,968
FedEx	17,700	2,599,776
General Electric	131,700	3,312,255
Honeywell International	57,500	5,280,225

COMMON STOCK — continued
	Shares	Value

PRODUCER DURABLES (continued)
MSC Industrial Direct, Cl A	37,800	$3,223,962
Union Pacific	35,900	3,529,329
United Technologies	33,600	3,533,040
WESCO International*	40,600	3,186,694

		28,171,249

TECHNOLOGY — 12.8%
Accenture, Cl A	43,900	3,480,392
Amdocs	115,800	5,250,372
Apple	38,900	3,717,673
ARRIS Group*	31,300	1,069,521
IAC	25,900	1,740,480
QUALCOMM	45,100	3,323,870
Skyworks Solutions	74,300	3,771,468

		22,353,776

UTILITIES — 6.1%
AT&T	100,800	3,587,472
Nextera Energy	35,200	3,304,928
Verizon Communications	76,100	3,836,962

		10,729,362

Total Common Stock (Cost $130,454,736)		171,425,069

SHORT-TERM INVESTMENT — 2.1%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $3,690,981)	3,690,981	3,690,981

Total Investments — 100.4% (Cost $134,145,717)†		$175,116,050

Percentages are based upon Net Assets of $174,358,814.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $134,145,717, and the unrealized appreciation and depreciation were $42,533,698 and ($1,563,365), respectively.

As of July 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD LARGECAP VALUE FUND
JULY 31, 2014 (Unaudited)

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-007-1600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.4%
	Shares	Value

CONSUMER DISCRETIONARY — 13.6%
AMC Networks, Cl A*	184,700	$11,057,989
Knoll	159,633	2,683,431
Lear	116,876	11,006,213
Life Time Fitness*	273,481	10,761,477
Lithia Motors, Cl A	75,672	6,723,457
Meredith	148,830	6,834,273
SeaWorld Entertainment	353,428	9,842,970
Tupperware Brands	74,000	5,385,720
Woodward	182,383	9,111,855

		73,407,385

CONSUMER STAPLES — 2.3%
Energizer Holdings	108,086	12,403,949

ENERGY — 7.0%
Bonanza Creek Energy*	121,115	6,789,707
Cloud Peak Energy*	599,098	9,274,037
Oasis Petroleum*	203,510	10,877,609
PDC Energy*	93,814	5,090,348
Rex Energy*	420,540	5,799,247

		37,830,948

FINANCIAL SERVICES — 19.4%
BankUnited	334,590	10,452,592
Broadridge Financial Solutions	241,769	9,760,214
Cardtronics*	325,051	12,533,967
Comerica	122,100	6,136,746
East West Bancorp	161,696	5,507,366
Equifax	164,700	12,532,023
First Financial Bancorp	498,610	8,147,287
HCC Insurance Holdings	21,393	998,625
Jack Henry & Associates	96,163	5,611,111
PrivateBancorp, Cl A	397,325	11,442,960
SVB Financial Group*	99,136	10,807,807
Wintrust Financial	239,658	11,103,355

		105,034,053

HEALTH CARE — 11.5%
CareFusion*	317,940	13,922,593
Haemonetics*	182,494	6,491,311
Hospira*	228,187	12,657,533
Integra LifeSciences Holdings*	105,201	4,988,631
MEDNAX*	178,282	10,550,729
PerkinElmer	120,542	5,571,451
Teleflex	76,178	8,207,418

		62,389,666

MATERIALS & PROCESSING — 7.9%
Apogee Enterprises	176,482	5,726,841
Boise Cascade*	266,238	7,494,600
MeadWestvaco	70,847	2,961,405

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
Rock-Tenn, Cl A	55,100	$5,478,593
Rockwood Holdings	103,186	8,145,503
Timken	116,591	5,164,981
TimkenSteel*	84,195	3,663,324
Trex*	147,320	4,147,058

		42,782,305

PRODUCER DURABLES — 15.7%
BE Aerospace*	107,226	9,129,222
Colfax*	158,616	9,988,050
FLIR Systems	234,971	7,819,835
Hubbell, Cl B	35,368	4,135,934
Joy Global	154,993	9,184,885
Manpower	100,300	7,812,367
Primoris Services	193,291	4,615,789
Robert Half International	139,837	6,803,070
Rush Enterprises, Cl A*	79,784	2,810,790
Trinity Industries	122,300	5,337,172
TrueBlue*	239,572	6,466,048
Watts Water Technologies, Cl A	184,818	10,804,460

		84,907,622

REAL ESTATE INVESTMENT TRUST — 5.4%
Alexandria Real Estate Equities	116,278	9,139,451
DiamondRock Hospitality	524,610	6,431,719
Inland Real Estate	521,812	5,395,536
Potlatch	206,800	8,540,840

		29,507,546

TECHNOLOGY — 12.2%
Amdocs	283,639	12,860,192
ARRIS Group*	164,944	5,636,137
AVG Technologies*	602,329	10,239,593
IAC	183,000	12,297,600
j2 Global	242,449	11,860,605
ON Semiconductor*	909,166	7,782,461
Vishay Intertechnology	366,321	5,395,908

		66,072,496

UTILITIES — 2.4%
New Jersey Resources	50,765	2,593,076
Questar	468,466	10,418,684

		13,011,760

Total Common Stock (Cost $418,056,390)		527,347,730

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP FUND
JULY 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 3.0%
	Shares	Value

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $16,339,419)	16,339,419	$16,339,419

Total Investments— 100.4% (Cost $434,395,809) †		$543,687,149

Percentages are based upon Net Assets of $541,733,099.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $434,395,809, and the unrealized appreciation and depreciation were $120,299,954 and ($11,008,614), respectively.

As of July 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-006-1600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 92.7%
	Shares	Value

CONSUMER DISCRETIONARY — 18.8%
Advance Auto Parts	9,100	$1,102,101
AMC Networks, Cl A*	37,900	2,269,073
BorgWarner	36,200	2,253,450
Garmin	43,000	2,366,720
Lear	24,800	2,335,416
Life Time Fitness*	57,600	2,266,560
Meredith	31,101	1,428,158
Mohawk Industries*	18,100	2,258,337
SeaWorld Entertainment	84,600	2,356,110
Tupperware Brands	15,700	1,142,646
Woodward	35,800	1,788,568

		21,567,139

CONSUMER STAPLES — 5.0%
Dr. Pepper Snapple Group	39,100	2,297,516
Energizer Holdings	10,100	1,159,076
JM Smucker	22,500	2,241,900

		5,698,492

ENERGY — 5.6%
CONSOL Energy	24,400	947,208
EQT	24,300	2,279,826
Oasis Petroleum*	42,600	2,276,970
Ultra Petroleum*	41,200	944,304

		6,448,308

FINANCIAL SERVICES — 15.5%
BankUnited	73,600	2,299,264
Broadridge Financial Solutions	57,600	2,325,312
Comerica	22,300	1,120,798
East West Bancorp	33,400	1,137,604
Equifax	32,400	2,465,316
Hartford Financial Services Group	65,300	2,230,648
HCC Insurance Holdings	12,300	574,164
Jack Henry & Associates	19,000	1,108,650
PrivateBancorp, Cl A	40,399	1,163,491
SVB Financial Group*	19,900	2,169,498
Wintrust Financial	25,700	1,190,681

		17,785,426

HEALTH CARE — 9.4%
CareFusion*	66,900	2,929,551
Hospira*	46,000	2,551,620
MEDNAX*	40,200	2,379,036
PerkinElmer	25,100	1,160,122
Teleflex	16,800	1,810,032

		10,830,361

MATERIALS & PROCESSING — 5.0%
MeadWestvaco	27,076	1,131,777
Rock-Tenn, Cl A	11,400	1,133,502
Rockwood Holdings	21,800	1,720,892

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
Timken	24,300	$1,076,490
TimkenSteel*	16,950	737,494

		5,800,155

PRODUCER DURABLES — 14.3%
BE Aerospace*	27,100	2,307,294
Colfax*	35,900	2,260,623
FLIR Systems	66,300	2,206,464
Hubbell, Cl B	9,200	1,075,848
Joy Global	37,900	2,245,954
Manpower	21,900	1,705,791
Robert Half International	49,600	2,413,040
Textron	31,700	1,152,929
Trinity Industries	26,000	1,134,640

		16,502,583

REAL ESTATE INVESTMENT TRUST — 2.8%
Alexandria Real Estate Equities	22,400	1,760,640
Potlatch	17,100	706,230
PS Business Parks	9,100	750,750

		3,217,620

TECHNOLOGY — 13.9%
Altera	67,100	2,195,512
Amdocs	49,500	2,244,330
Amphenol, Cl A	12,100	1,163,657
ARRIS Group*	34,900	1,192,533
Avago Technologies, Cl A	16,600	1,151,708
IAC	44,300	2,976,960
j2 Global	47,000	2,299,240
ON Semiconductor*	194,400	1,664,064
Vishay Intertechnology	76,900	1,132,737

		16,020,741

UTILITIES — 2.4%
Questar	73,400	1,632,416
Wisconsin Energy	25,100	1,093,858

		2,726,274

Total Common Stock (Cost $95,520,631)		106,597,099

SHORT-TERM INVESTMENT — 8.8%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $10,195,620)	10,195,620	10,195,620

Total Investments — 101.5% (Cost $105,716,251)†		$116,792,719

Percentages	are based upon Net Assets of $115,026,835.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMIDCAP PLUS FUND
JULY 31, 2014 (Unaudited)

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $105,716,251, and the unrealized appreciation and depreciation were $13,260,921 and ($2,184,453), respectively.

As of July 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-011-0700

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 99.2%
	Shares	Value

CONSUMER DISCRETIONARY — 10.0%
Knoll	54,600	$917,826
Lithia Motors, Cl A	22,300	1,981,355
Marcus	109,953	1,942,869
Meredith	21,080	967,994
Thor Industries	36,800	1,949,296
Wolverine World Wide	82,100	1,991,746

		9,751,086

CONSUMER STAPLES — 2.1%
J&J Snack Foods	22,317	2,010,539

ENERGY — 10.3%
Bonanza Creek Energy*	17,241	966,530
Contango Oil & Gas*	49,874	2,006,431
Matrix Service*	37,691	1,012,003
PetroQuest Energy*	169,909	1,089,117
Rex Energy*	86,400	1,191,456
RSP Permian*	35,765	1,056,856
Synergy Resources*	187,689	1,974,488
World Point Terminals LP (A)	42,782	804,302

		10,101,183

FINANCIAL SERVICES — 20.1%
AMERISAFE	30,363	1,111,286
Bancfirst	17,100	1,041,390
BBCN Bancorp	130,290	1,956,956
Chemical Financial	75,150	2,074,140
Columbia Banking System	80,000	2,039,200
Employers Holdings	102,421	2,181,567
First Financial Bancorp	80,900	1,321,906
Heartland Payment Systems	42,071	1,998,373
Pacific Continental	79,313	1,065,966
PrivateBancorp, Cl A	63,650	1,833,120
Safety Insurance Group	18,196	909,982
Wintrust Financial	43,945	2,035,972

		19,569,858

HEALTH CARE — 5.0%
Haemonetics*	21,000	746,970
Integra LifeSciences Holdings*	22,017	1,044,046
Merit Medical Systems*	77,700	997,668
Omnicell*	76,300	2,090,620

		4,879,304

MATERIALS & PROCESSING — 8.6%
A Schulman	51,985	2,065,884
Apogee Enterprises	45,600	1,479,720
Boise Cascade*	68,000	1,914,200

COMMON STOCK — continued
	Shares	Value

MATERIALS & PROCESSING (continued)
Continental Building Products*	81,300	$1,072,347
Trex*	64,835	1,825,105

		8,357,256

PRODUCER DURABLES — 19.9%
Alamo Group	8,911	423,540
Gorman-Rupp	65,047	1,885,062
Heartland Express	84,700	1,901,515
Hurco	31,940	1,025,593
Hyster-Yale Materials Handling	13,200	1,057,320
Kaman	23,600	944,236
Kelly Services, Cl A	121,072	1,929,888
Littelfuse	23,613	2,052,442
Primoris Services	39,900	952,812
Roadrunner Transportation Systems*	78,412	1,971,277
Rush Enterprises, Cl A*	61,673	2,172,740
TAL International Group	47,800	2,112,760
Watts Water Technologies, Cl A	16,700	976,282

		19,405,467

REAL ESTATE INVESTMENT TRUST — 11.0%
CoreSite Realty	31,189	1,018,633
CubeSmart	56,218	1,023,730
CyrusOne	78,200	1,943,270
Inland Real Estate	93,242	964,122
Potlatch	47,600	1,965,880
PS Business Parks	22,533	1,858,973
Summit Hotel Properties	186,153	1,911,791

		10,686,399

TECHNOLOGY — 7.1%
AVG Technologies*	95,200	1,618,400
Coherent*	24,210	1,426,211
DTS*	107,988	1,953,503
j2 Global	40,500	1,981,260

		6,979,374

UTILITIES — 5.1%
ALLETE	41,000	1,923,720
New Jersey Resources	22,489	1,148,738
NorthWestern	41,500	1,918,130

		4,990,588

Total Common Stock (Cost $87,559,781)		96,731,054

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SMALLCAP VALUE FUND
JULY 31, 2014 (Unaudited)

SHORT-TERM INVESTMENT — 1.5%
	Shares	Value

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $1,475,263)	1,475,263	$1,475,263

Total Investments — 100.7% (Cost $89,035,044)†		$98,206,317

Percentages are based upon Net Assets of $97,482,937.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2014, this security amounted to 804,302 or 0.8% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

LP — Limited Partnership

†	At July 31, 2014 the tax basis cost of the Fund’s investments was $89,035,044, and the unrealized appreciation and depreciation were $12,769,180 and ($3,597,907), respectively.

As of July 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-009-1600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 53.6%
	Shares	Value

CONSUMER DISCRETIONARY — 3.8%
Comcast, Cl A	644,900	$34,650,477
Time Warner	304,500	25,279,590
Wal-Mart Stores	239,300	17,607,694

		77,537,761

CONSUMER STAPLES — 4.6%
General Mills	884,198	44,342,530
PepsiCo	554,200	48,825,020

		93,167,550

ENERGY — 15.9%
Access Midstream Partners LP (A)	364,655	21,959,524
Chevron	195,200	25,227,648
Crestwood Midstream Partners LP (A)	791,600	17,225,216
Energy Transfer Equity LP (A)	426,210	23,181,562
Enterprise Products Partners LP (A)	286,841	21,398,338
Exxon Mobil	236,600	23,409,204
Kinder Morgan	999,200	35,951,216
Magellan Midstream Partners LP (A)	300,834	24,123,878
Occidental Petroleum	237,463	23,202,510
Plains All American Pipeline LP (A)	431,254	24,732,417
Plains GP Holdings, Cl A (A)	691,800	20,553,378
Spectra Energy	940,600	38,489,352
Western Gas Partners LP (A)	336,900	24,967,659

		324,421,902

FINANCIAL SERVICES — 5.5%
Hartford Financial Services Group	687,740	23,493,198
MetLife	375,461	19,749,249
Travelers	279,600	25,040,976
US Bancorp	1,034,100	43,463,223

		111,746,646

HEALTH CARE — 6.8%
Abbott Laboratories	605,900	25,520,508
Becton Dickinson	346,400	40,265,536
Johnson & Johnson	475,700	47,612,813
Novartis ADR	287,921	25,031,852

		138,430,709

MATERIALS & PROCESSING — 1.1%
EI Du Pont de Nemours	351,800	22,624,258

PRODUCER DURABLES — 4.4%
Boeing	177,535	21,389,417
General Electric	1,805,000	45,395,750

COMMON STOCK — continued
	Shares/Face Amount	Value

PRODUCER DURABLES (continued)
Raytheon	247,643	$22,478,555

		89,263,722

REAL ESTATE INVESTMENT TRUST — 3.1%
Alexandria Real Estate Equities	512,624	40,292,246
PS Business Parks	283,364	23,377,530

		63,669,776

TECHNOLOGY — 4.4%
Accenture, Cl A	299,400	23,736,432
Microsoft	596,700	25,753,572
QUALCOMM	536,500	39,540,050

		89,030,054

UTILITIES — 4.0%
AT&T	1,089,700	38,782,423
Nextera Energy	211,500	19,857,735
Southern	555,600	24,051,924

		82,692,082

Total Common Stock (Cost $861,124,932)		1,092,584,460

PREFERRED STOCK — 9.9%
FINANCIAL SERVICES — 9.0%
Bank of America, Ser D, 6.204%	1,102,112	27,574,842
Bank of America, Ser 5, 4.000% (B)	900,406	18,890,518
BB&T, Ser D, 5.850%	988,204	24,329,583
JPMorgan Chase, 5.500%	2,097,331	47,336,761
MetLife, 5.000%*	110,200	3,334,652
PNC Financial Services Group, Ser Q, 5.375%	793,996	18,404,827
US Bancorp, 3.500% (B)	898,798	19,701,652
Wells Fargo, 5.850% (B)	880,700	22,545,920

		182,118,755

REAL ESTATE INVESTMENT TRUST — 0.9%
Public Storage, 5.900%	769,504	18,868,238

Total Preferred Stock (Cost $200,620,712)		200,986,993

CORPORATE OBLIGATIONS — 7.8%
ENERGY — 1.5%
Anadarko Petroleum 5.950%, 09/15/16	$2,750,000	3,027,035
Occidental Petroleum 2.700%, 02/15/23	11,500,000	11,089,599
Total Capital 3.000%, 06/24/15	3,825,000	3,916,903

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Total Capital International 2.700%, 01/25/23	$13,750,000	$13,306,893

		31,340,430

FINANCIAL SERVICES — 3.9%
Bank of America MTN 5.650%, 05/01/18	9,000,000	10,121,526
Barclays Bank, Ser 1 5.000%, 09/22/16	4,350,000	4,700,636
Citigroup 5.900%, 12/29/49 (B)	25,000,000	25,000,000
General Electric Capital 7.125%, 12/31/49 (B)	17,500,000	20,475,000
Teva Pharmaceutical Finance IV BV 3.650%, 11/10/21	6,500,000	6,649,429
Toyota Motor Credit MTN 1.750%, 05/22/17	12,000,000	12,149,364

		79,095,955

REAL ESTATE INVESTMENT TRUST — 0.1%
Vornado Realty 4.250%, 04/01/15	2,750,000	2,790,565

TECHNOLOGY — 2.3%
Apple 0.489%, 05/03/18 (B)	13,725,000	13,730,092
Arrow Electronics 6.000%, 04/01/20	2,500,000	2,778,703
Intel 3.300%, 10/01/21	14,000,000	14,417,662
Oracle 3.625%, 07/15/23	15,000,000	15,438,030

		46,364,487

Total Corporate Obligations (Cost $155,438,814)		159,591,437

U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.8%
FHLMC 3.750%, 03/27/19	8,000,000	8,715,776
2.375%, 01/13/22	19,000,000	18,866,145
1.750%, 05/30/19	21,500,000	21,447,562

		49,029,483

FNMA 2.625%, 11/20/14	10,000,000	10,076,870
1.125%, 04/27/17	18,000,000	18,064,242

		28,141,112

Total U.S. Government Agency Obligations (Cost $76,837,747)		77,170,595

U.S. TREASURY OBLIGATIONS — 1.3%
	Face Amount/Shares	Value

U.S. Treasury Bond 3.375%, 11/15/19	$12,250,000	$13,218,509

U.S. Treasury Inflationary Protection Securities 1.375%, 07/15/18	6,050,000	7,224,150
1.375%, 01/15/20	4,750,000	5,683,726

		12,907,876

Total U.S. Treasury Obligations (Cost $25,062,737)		26,126,385

SHORT-TERM INVESTMENT — 23.3%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (C) (Cost $473,948,206)	473,948,221	473,948,206

Total Investments — 99.7% (Cost $1,793,033,148)†		$2,030,408,076

Percentages are based upon Net Assets of $2,037,484,714.

*	Non-income producing security.

(A)	Securities considered Master Limited Partnership. At July 31, 2014, these securities amounted to $178,141,972 or 8.7% of Net Assets.

(B)	Floating rate security — Rate disclosed is the rate in effect on July 31, 2014.

(C)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

LP — Limited Partnership

MTN — Medium Term Note

Ser — Series

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $1,793,033,148, and the unrealized appreciation and depreciation were $249,249,273 and ($11,874,345), respectively.

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD INCOME OPPORTUNITY FUND
JULY 31, 2014 (Unaudited)

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2	Level 3	Total

Common Stock	$1,092,584,460	$—	$—	$1,092,584,460
Preferred Stock	200,986,993	—	—	200,986,993
Corporate Obligations	—	159,591,437	—	159,591,437
U.S. Government Agency Obligations	—	77,170,595	—	77,170,595
U.S. Treasury Obligations	—	26,126,385	—	26,126,385
Short-Term Investment	473,948,206	—	—	473,948,206

Total Investments in Securities	$1,767,519,659	$262,888,417	$—	$2,030,408,076

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are either $0 or have been rounded to $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-005-1500

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD DIVIDEND GROWTH FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 98.6%
	Shares	Value

CONSUMER DISCRETIONARY — 13.8%
Delta Air Lines	43,900	$1,644,494
Home Depot	10,300	832,755
Target	42,200	2,514,698
Time Warner	19,500	1,618,890
TJX	41,425	2,207,538
Viacom, Cl B	29,150	2,409,831

		11,228,206

CONSUMER STAPLES — 10.6%
Colgate-Palmolive	36,875	2,337,875
General Mills	30,300	1,519,545
McCormick	35,200	2,315,456
PepsiCo	27,125	2,389,712

		8,562,588

ENERGY — 7.9%
Chevron	14,200	1,835,208
EOG Resources	18,200	1,991,808
Exxon Mobil	17,500	1,731,450
Schlumberger	8,000	867,120

		6,425,586

FINANCIAL SERVICES — 16.4%
American International Group	47,250	2,456,055
Franklin Resources	43,250	2,341,987
Invesco	65,850	2,477,936
JPMorgan Chase	41,775	2,409,164
Wells Fargo	71,500	3,639,350

		13,324,492

HEALTH CARE — 9.8%
Express Scripts Holding*	42,100	2,932,265
Gilead Sciences*	28,900	2,645,795
Johnson & Johnson	23,776	2,379,740

		7,957,800

MATERIALS & PROCESSING — 1.6%
Sherwin-Williams	6,400	1,319,872

PRODUCER DURABLES — 16.1%
Flowserve	21,500	1,591,860
Honeywell International	27,650	2,539,099
MSC Industrial Direct, Cl A	18,500	1,577,865
Union Pacific	35,560	3,495,904
United Technologies	21,250	2,234,438
WW Grainger	6,950	1,634,292

		13,073,458

TECHNOLOGY — 20.4%
Accenture, Cl A	28,350	2,247,588
Amdocs	71,111	3,224,173
Apple	33,600	3,211,152
Hewlett-Packard	59,300	2,111,673

COMMON STOCK — continued
	Shares	Value

TECHNOLOGY (continued)
QUALCOMM	41,850	$3,084,345
TE Connectivity	42,900	2,655,081

		16,534,012

UTILITIES — 2.0%
Verizon Communications	32,600	1,643,692

Total Common Stock (Cost $69,280,373)		80,069,706

RIGHTS — 0.0%
	Number Of Rights

Kinder Morgan* (Cost $3)	11,085	—

SHORT-TERM INVESTMENT — 1.6%
Federated Prime Money Market Obligations Fund, 0.030% (A) (Cost $1,321,246)	1,321,246	1,321,246

Total Investments — 100.2% (Cost $70,601,622)†		$81,390,952

Percentages are based upon Net Assets of $81,235,767.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

Cl — Class

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $70,601,622, and the unrealized appreciation and depreciation were $11,263,669 and ($474,339), respectively.

Amounts designated as “—” are $0.

As of July 31, 2014, all of the Fund’s investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-010-0800

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
CORPORATE OBLIGATIONS — 96.4%
	Face Amount	Value

CONSUMER DISCRETIONARY — 17.1%
99 Cents Only Stores 11.000%, 12/15/19	$360,000	$394,200
Academy 9.250%, 08/01/19 (A)	205,000	217,300
AMC Networks 7.750%, 07/15/21	777,000	850,815
Asbury Automotive Group 8.375%, 11/15/20	360,000	393,300
Avis Budget Car Rental 2.977%, 12/01/17 (B)	815,000	808,888
Beazer Homes USA 8.125%, 06/15/16	385,000	417,725
6.625%, 04/15/18	340,000	357,000
Boyd Gaming 9.125%, 12/01/18	885,000	922,612
Burlington Coat Factory Warehouse 10.000%, 02/15/19	735,000	807,126
Cablevision Systems 8.625%, 09/15/17	968,000	1,103,520
CCO Holdings 7.375%, 06/01/20	275,000	293,562
7.250%, 10/30/17	335,000	349,237
7.000%, 01/15/19	650,000	677,625
Chinos Intermediate Holdings A 7.750%, 05/01/19 (A)	580,000	556,800
Claire’s Stores 9.000%, 03/15/19 (A)	850,000	856,375
Cumulus Media Holdings 7.750%, 05/01/19	790,000	809,750
DISH DBS 7.750%, 05/31/15	300,000	314,250
Elizabeth Arden 7.375%, 03/15/21	295,000	304,588
Entercom Radio 10.500%, 12/01/19	450,000	501,750
Gannett 5.125%, 10/15/19 (A)	550,000	562,375
GRD Holdings III 10.750%, 06/01/19 (A)	380,000	421,800
Hertz 7.500%, 10/15/18	335,000	348,400
Hot Topic 9.250%, 06/15/21 (A)	320,000	352,000
Jo-Ann Stores 8.125%, 03/15/19 (A)	995,000	990,025
K Hovnanian Enterprises 7.250%, 10/15/20 (A)	555,000	584,137
KB Home 9.100%, 09/15/17	760,000	881,600
Lennar 6.500%, 04/15/16	275,000	292,188
5.600%, 05/31/15	105,000	107,100
4.750%, 12/15/17	425,000	439,875

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER DISCRETIONARY — continued
LIN Television 8.375%, 04/15/18	$560,000	$585,900
Live Nation Entertainment 7.000%, 09/01/20 (A)	740,000	797,350
Mediacom 9.125%, 08/15/19	400,000	419,160
MGM Resorts International 7.625%, 01/15/17	850,000	939,250
7.500%, 06/01/16	876,000	952,650
Michaels Stores 7.750%, 11/01/18	184,000	191,820
NCL 5.000%, 02/15/18	505,000	515,100
NES Rentals Holdings 7.875%, 05/01/18 (A)	550,000	572,000
New Academy Finance 8.000%, 06/15/18 (A)	655,000	658,275
Petco Animal Supplies 9.250%, 12/01/18 (A)	425,000	450,500
Pinnacle Entertainment 8.750%, 05/15/20	650,000	693,875
7.500%, 04/15/21	500,000	528,750
Sabre 8.500%, 05/15/19 (A)	183,000	198,097
Sabre Holdings 8.350%, 03/15/16	310,000	336,350
Scientific Games 8.125%, 09/15/18	500,000	516,250
Serta Simmons Holdings 8.125%, 10/01/20 (A)	610,000	642,025
Service Corp International 7.000%, 06/15/17	620,000	686,650
Seven Seas Cruises S de RL 9.125%, 05/15/19	500,000	540,000
Sinclair Television Group 8.375%, 10/15/18	170,000	178,288
Standard Pacific 10.750%, 09/15/16	345,000	400,200
Townsquare Radio 9.000%, 04/01/19 (A)	350,000	379,750
Toys R Us Property II 8.500%, 12/01/17	950,000	958,360
United Rentals North America 8.375%, 09/15/20	850,000	915,875
Univision Communications 7.875%, 11/01/20 (A)	500,000	537,500
William Lyon Homes 8.500%, 11/15/20	625,000	689,063

		30,198,961

CONSUMER STAPLES — 4.0%
Big Heart Pet Brands 7.625%, 02/15/19	515,000	531,094

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

CONSUMER STAPLES — continued
Burger King 9.875%, 10/15/18	$850,000	$898,875
Dave & Buster’s 11.000%, 06/01/18	860,000	910,680
DineEquity 9.500%, 10/30/18	750,000	799,500
JBS USA 8.250%, 02/01/20 (A)	425,000	459,000
Landry’s 9.375%, 05/01/20 (A)	645,000	699,825
NPC International 10.500%, 01/15/20	250,000	277,500
Rite Aid 9.250%, 03/15/20	790,000	884,800
Smithfield Foods 7.750%, 07/01/17	445,000	502,850
SUPERVALU 8.000%, 05/01/16	951,000	1,036,590

		7,000,714

ENERGY — 12.7%
Alta Mesa Holdings 9.625%, 10/15/18	895,000	935,275
Basic Energy Services 7.750%, 02/15/19	504,000	527,940
BreitBurn Energy Partners 8.625%, 10/15/20	625,000	671,875
Calfrac Holdings 7.500%, 12/01/20 (A)	500,000	527,500
Calumet Specialty Products Partners 9.625%, 08/01/20	795,000	906,300
Carrizo Oil & Gas 8.625%, 10/15/18	650,000	679,250
Chaparral Energy 9.875%, 10/01/20	295,000	324,500
8.250%, 09/01/21	275,000	294,250
Chesapeake Energy 6.500%, 08/15/17	620,000	669,600
3.250%, 03/15/16	417,000	417,000
Cloud Peak Energy 8.500%, 12/15/19	250,000	264,687
Comstock Resources 9.500%, 06/15/20	425,000	474,937
7.750%, 04/01/19	580,000	610,450
CONSOL Energy 8.250%, 04/01/20	323,000	343,995
El Paso 7.000%, 06/15/17	565,000	622,912
Energy XXI 9.250%, 12/15/17	480,000	501,600
Energy XXI Gulf Coast 7.750%, 06/15/19	710,000	738,400
EP Energy 9.375%, 05/01/20	695,000	769,712

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

ENERGY — continued
Exco Resources 7.500%, 09/15/18	$690,000	$674,475
Exterran Holdings 7.250%, 12/01/18	480,000	500,400
Forest Oil 7.250%, 06/15/19	299,000	298,253
Halcon Resources 9.750%, 07/15/20	345,000	369,150
Hilcorp Energy I 8.000%, 02/15/20 (A)	365,000	388,725
Kodiak Oil & Gas 8.125%, 12/01/19	682,000	746,858
Laredo Petroleum 9.500%, 02/15/19	300,000	320,250
Linn Energy 8.625%, 04/15/20	935,000	987,594
Northern Oil and Gas 8.000%, 06/01/20	425,000	448,375
Northern Tier Energy 7.125%, 11/15/20	235,000	250,275
Parker Drilling 7.500%, 08/01/20	415,000	440,938
Peabody Energy 7.375%, 11/01/16	635,000	679,450
Penn Virginia 7.250%, 04/15/19	500,000	520,000
Pioneer Energy Services 9.875%, 03/15/18	374,000	394,570
Sabine Oil & Gas 9.750%, 02/15/17	545,000	568,162
Samson Investment 10.750%, 02/15/20 (A)	690,000	698,625
SandRidge Energy 8.750%, 01/15/20	933,000	979,650
Swift Energy 8.875%, 01/15/20	750,000	783,750
7.125%, 06/01/17	669,000	677,363
Talos Production 9.750%, 02/15/18 (A)	655,000	679,563
W&T Offshore 8.500%, 06/15/19	295,000	314,175
WPX Energy 5.250%, 01/15/17	330,000	346,500

		22,347,284

FINANCIAL SERVICES — 10.9%
AerCap Ireland Capital 2.750%, 05/15/17 (A)	465,000	459,187
Air Lease 4.500%, 01/15/16	700,000	726,250
Aircastle 6.750%, 04/15/17	1,135,000	1,235,731
Ally Financial 8.300%, 02/12/15	380,000	391,400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

FINANCIAL SERVICES — continued
3.500%, 07/18/16	$815,000	$829,772
2.750%, 01/30/17	500,000	500,625
Alphabet Holding 7.750%, 11/01/17	195,000	198,900
CIT Group 5.000%, 05/15/17	930,000	977,663
4.750%, 02/15/15 (A)	930,000	941,625
E*TRADE Financial 6.750%, 06/01/16	1,035,000	1,112,625
General Motors Financial 4.750%, 08/15/17	575,000	604,325
2.750%, 05/15/16	235,000	237,644
Hub Holdings 8.125%, 07/15/19 (A)	360,000	355,500
Icahn Enterprises 4.875%, 03/15/19	260,000	261,300
3.500%, 03/15/17	1,145,000	1,139,275
International Lease Finance 8.750%, 03/15/17	860,000	976,100
8.625%, 09/15/15	499,000	532,558
5.750%, 05/15/16	635,000	664,369
Kennedy-Wilson 8.750%, 04/01/19	580,000	621,325
Nationstar Mortgage 9.625%, 05/01/19	815,000	900,575
Navient MTN 6.250%, 01/25/16	635,000	670,725
6.000%, 01/25/17	700,000	747,250
Nuveen Investments 5.500%, 09/15/15	1,153,000	1,184,708
Realogy Group 3.375%, 05/01/16 (A)	1,082,000	1,084,705
Regions Financial 7.750%, 11/10/14	24,000	24,457
Springleaf Finance MTN 6.900%, 12/15/17	765,000	828,113
5.750%, 09/15/16	507,000	536,152
5.400%, 12/01/15	545,000	565,437

		19,308,296

HEALTH CARE — 9.2%
Alere 7.250%, 07/01/18	680,000	727,600
Aviv Healthcare Properties 7.750%, 02/15/19	450,000	472,500
Centene 5.750%, 06/01/17	800,000	858,000
CHS 8.000%, 11/15/19	1,100,000	1,179,970
Convatec Healthcare 10.500%, 12/15/18 (A)	250,000	268,125
DaVita HealthCare Partners 6.625%, 11/01/20	645,000	677,250

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

HEALTH CARE — continued
DJO Finance 8.750%, 03/15/18	$915,000	$969,900
7.750%, 04/15/18	510,000	525,300
Endo Finance & Endo Finco 7.000%, 07/15/19 (A)	615,000	647,288
Fresenius US Finance II 9.000%, 07/15/15 (A)	750,000	793,125
HCA 8.000%, 10/01/18	185,000	215,294
6.500%, 02/15/16	805,000	857,325
Health Net 6.375%, 06/01/17	315,000	342,562
HealthSouth 8.125%, 02/15/20	385,000	406,175
7.250%, 10/01/18	658,000	681,030
IASIS Healthcare 8.375%, 05/15/19	570,000	602,775
Immucor 11.125%, 08/15/19	670,000	737,000
Kinetic Concepts 10.500%, 11/01/18	485,000	537,137
MedAssets 8.000%, 11/15/18	480,000	500,400
NBTY 9.000%, 10/01/18	560,000	583,800
Omnicare 7.750%, 06/01/20	360,000	381,600
Physio-Control International 9.875%, 01/15/19 (A)	362,000	397,295
Prospect Medical Holdings 8.375%, 05/01/19 (A)	655,000	709,037
Symbion 8.000%, 06/15/16	240,000	249,600
Tenet Healthcare 8.000%, 08/01/20	825,000	880,688
Valeant Pharmaceuticals 6.875%, 12/01/18 (A)	565,000	583,363
6.750%, 10/01/17 (A)	450,000	463,500

		16,247,639

MATERIALS & PROCESSING — 16.0%
Ainsworth Lumber 7.500%, 12/15/17 (A)	881,000	920,645
Aleris International 7.625%, 02/15/18	410,000	420,250
AM Castle 12.750%, 12/15/16	330,000	348,150
ArcelorMittal 5.000%, 02/25/17	1,024,000	1,054,720
4.250%, 08/05/15	775,000	788,562
Ardagh Packaging Finance 9.125%, 10/15/20 (A)	700,000	752,500
3.232%, 12/15/19 (A),(B)	370,000	362,600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
Ashland 3.000%, 03/15/16	$670,000	$674,188
BlueScope Steel Finance 7.125%, 05/01/18 (A)	440,000	467,500
BOE Merger 9.500%, 11/01/17 (A)	539,000	565,950
Boise Cascade 6.375%, 11/01/20	675,000	712,125
BWAY Holding 10.000%, 06/15/18	400,000	420,000
Cascades 7.875%, 01/15/20	550,000	582,312
Cemex 9.000%, 01/11/18 (A)	300,000	318,000
5.234%, 09/30/15 (A),(B)	525,000	540,750
CEMEX Espana 9.875%, 04/30/19 (A)	550,000	616,000
Commercial Metals 7.350%, 08/15/18	340,000	385,900
6.500%, 07/15/17	300,000	327,000
Dynacast International 9.250%, 07/15/19	345,000	377,775
Exopack Holding 10.000%, 06/01/18 (A)	355,000	382,828
FMG Resources August 2006 Pty 8.250%, 11/01/19 (A)	535,000	573,787
6.000%, 04/01/17 (A)	510,000	518,925
Global Brass & Copper 9.500%, 06/01/19	575,000	646,875
Graphic Packaging International 7.875%, 10/01/18	185,000	193,556
Hexion US Finance 8.875%, 02/01/18	1,015,000	1,047,480
Ineos Finance 8.375%, 02/15/19 (A)	885,000	955,800
7.500%, 05/01/20 (A)	225,000	241,031
INEOS Group Holdings 6.125%, 08/15/18 (A)	320,000	323,200
Interface 7.625%, 12/01/18	360,000	377,100
Jarden 7.500%, 05/01/17	335,000	373,525
Kaiser Aluminum 8.250%, 06/01/20	505,000	565,600
Lafarge 6.500%, 07/15/16	265,000	288,320
Mercer International 9.500%, 12/01/17	645,000	683,700
Millar Western Forest Products 8.500%, 04/01/21	670,000	713,550
Novelis 8.750%, 12/15/20	705,000	761,400
8.375%, 12/15/17	630,000	662,288

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

MATERIALS & PROCESSING — continued
OMNOVA Solutions 7.875%, 11/01/18	$450,000	$469,125
Owens-Brockway Glass Container 7.375%, 05/15/16	700,000	757,750
Packaging Dynamics 8.750%, 02/01/16 (A)	950,000	971,375
Perstorp Holding 8.750%, 05/15/17 (A)	510,000	544,425
Polymer Group 7.750%, 02/01/19	629,000	660,450
PolyOne 7.375%, 09/15/20	290,000	311,025
Reynolds Group Issuer 9.000%, 04/15/19	850,000	886,125
7.875%, 08/15/19	835,000	888,231
Sappi Papier Holding GmbH 8.375%, 06/15/19 (A)	695,000	761,025
7.750%, 07/15/17 (A)	675,000	740,813
Sealed Air 8.125%, 09/15/19 (A)	295,000	318,969
Tekni-Plex 9.750%, 06/01/19 (A)	452,000	493,810
Tembec Industries 11.250%, 12/15/18	525,000	563,063

		28,310,078

PRODUCER DURABLES — 9.7%
Algeco Scotsman Global Finance 8.500%, 10/15/18 (A)	885,000	907,125
Allison Transmission 7.125%, 05/15/19 (A)	265,000	280,900
American Axle & Manufacturing 5.125%, 02/15/19	340,000	351,900
Aviation Capital Group 3.875%, 09/27/16 (A)	400,000	413,553
BlueLine Rental Finance 7.000%, 02/01/19 (A)	500,000	520,000
Bombardier 4.250%, 01/15/16 (A)	537,000	542,370
Casella Waste Systems 7.750%, 02/15/19	650,000	669,500
Chassix 9.250%, 08/01/18 (A)	415,000	440,937
Chrysler Group 8.000%, 06/15/19	875,000	931,875
CNH Capital 6.250%, 11/01/16	440,000	470,800
3.875%, 11/01/15	250,000	253,125
3.250%, 02/01/17	725,000	725,000
Continental Airlines 2009-1 Pass Through Trust 9.000%, 07/08/16	243,313	271,903
Covanta Holding 7.250%, 12/01/20	700,000	749,000

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

PRODUCER DURABLES — continued
HD Supply 11.500%, 07/15/20	$350,000	$407,750
8.125%, 04/15/19	350,000	378,000
JB Poindexter 9.000%, 04/01/22 (A)	380,000	420,375
Koppers 7.875%, 12/01/19	175,000	184,187
Kratos Defense & Security Solutions 7.000%, 05/15/19 (A)	355,000	367,425
Louisiana-Pacific 7.500%, 06/01/20	490,000	535,325
Nortek 10.000%, 12/01/18	200,000	212,000
8.500%, 04/15/21	590,000	640,150
Nuverra Environmental Solutions 9.875%, 04/15/18	500,000	510,625
Schaeffler Finance BV 7.750%, 02/15/17 (A)	500,000	557,500
Schaeffler Holding Finance BV 6.875%, 08/15/18 (A)	495,000	519,750
SPL Logistics Escrow 8.875%, 08/01/20 (A)	495,000	548,213
Taylor Morrison Communities 7.750%, 04/15/20 (A)	765,000	818,550
Tenneco 7.750%, 08/15/18	335,000	348,819
Tervita 8.000%, 11/15/18 (A)	300,000	309,000
United Airlines 6.750%, 09/15/15 (A)	1,360,000	1,365,100
US Airways 2012-1 Class C Pass- Through Trust 9.125%, 10/01/15	139,616	147,295
USG 8.375%, 10/15/18 (A)	190,000	198,550
6.300%, 11/15/16	827,000	870,418
WireCo WorldGroup 9.500%, 05/15/17	220,000	223,300

		17,090,320

REAL ESTATE INVESTMENT TRUST — 1.4%
Felcor Lodging 10.000%, 10/01/14	948,000	957,480
iStar Financial 5.875%, 03/15/16	400,000	420,000
4.000%, 11/01/17	185,000	182,225
3.875%, 07/01/16	900,000	906,750

		2,466,455

TECHNOLOGY — 5.5%
Advanced Micro Devices 7.750%, 08/01/20	685,000	705,550

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

TECHNOLOGY — continued
Amkor Technologies 7.375%, 05/01/18	$925,000	$959,687
Dell 3.100%, 04/01/16	570,000	579,262
Emdeon 11.000%, 12/31/19	865,000	973,125
Epicor Software 8.625%, 05/01/19	590,000	628,350
First Data 8.250%, 01/15/21 (A)	400,000	428,000
7.375%, 06/15/19 (A)	1,000,000	1,050,000
Freescale Semiconductor 8.050%, 02/01/20	213,000	226,313
Infor US 11.500%, 07/15/18	771,880	862,576
Interactive Data 5.875%, 04/15/19 (A)	435,000	435,544
NXP BV 3.500%, 09/15/16 (A)	535,000	537,675
SunGard Data Systems 7.375%, 11/15/18	525,000	548,297
Viasystems 7.875%, 05/01/19 (A)	765,000	795,600
Zayo Group 8.125%, 01/01/20	850,000	901,000

		9,630,979

UTILITIES — 9.9%
AES 9.750%, 04/15/16	175,000	195,125
8.000%, 10/15/17	595,000	682,762
3.229%, 06/01/19 (B)	235,000	233,825
Alcatel-Lucent USA 8.875%, 01/01/20 (A)	365,000	405,150
4.625%, 07/01/17 (A)	390,000	392,925
CenturyLink 6.000%, 04/01/17	555,000	602,175
5.150%, 06/15/17	70,000	74,550
Cincinnati Bell 8.750%, 03/15/18	790,000	827,130
CPI International 8.750%, 02/15/18	500,000	522,500
Frontier Communications 8.250%, 04/15/17	725,000	826,500
8.125%, 10/01/18	285,000	326,325
Intelsat Jackson Holdings 7.250%, 04/01/19	1,436,000	1,513,250
Level 3 Communications 11.875%, 02/01/19	190,000	208,525
Level 3 Financing 9.375%, 04/01/19	130,000	139,100
8.625%, 07/15/20	300,000	326,250
3.823%, 01/15/18 (A),(B)	595,000	599,462

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD SHORT DURATION HIGH YIELD FUND
JULY 31, 2014 (Unaudited)

CORPORATE OBLIGATIONS — continued
	Face Amount	Value

UTILITIES — continued
NRG Energy 8.250%, 09/01/20	$230,000	$247,250
7.875%, 05/15/21	1,115,000	1,209,775
PAETEC Holding 9.875%, 12/01/18	255,000	271,256
Sprint Communications 9.125%, 03/01/17	795,000	914,250
8.375%, 08/15/17	440,000	502,150
6.000%, 12/01/16	840,000	907,200
Telecom Italia Capital 5.250%, 10/01/15	550,000	567,875
Telesat Canada 6.000%, 05/15/17 (A)	775,000	794,375
T-Mobile USA 6.542%, 04/28/20	1,155,000	1,206,975
6.464%, 04/28/19	400,000	417,000
Virgin Media Finance 8.375%, 10/15/19	725,000	760,344
Windstream 8.125%, 09/01/18	675,000	703,688
7.875%, 11/01/17 (A)	490,000	559,825
Ymobile 8.250%, 04/01/18 (A)	460,000	491,625

		17,429,142

Total Corporate Obligations (Cost $172,111,983)		170,029,868

Total Investments — 96.4% (Cost $172,111,983)†		$170,029,868

Percentages are based upon Net Assets of $176,417,084.

(A)	Securities sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and maybe sold only to dealers in that program or other “accredited investors”. These securities have been determined to be liquid under the guidelines established by the board of Trustees.

(B)	Floating rate security — Rate disclosed is the rate in effect on 7/31/2014.

MTN Medium Term Note

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $172,111,983, and the unrealized appreciation and depreciation were $424,206 and ($2,506,321), respectively.

As of July 31, 2014, all of the Fund’s investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. generally accepted accounting principles (U.S. GAAP).

For the period ended July 31, 2014, there were no transfers between Level 1 and Level 2 assets and liabilities. Transfers, if any, between Levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual financial statements.

WHG-QH-012-0600

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 85.8%
	Shares	Value

ARGENTINA — 1.3%
Tenaris ADR	16,522	$709,950

BRAZIL — 10.6%
Banco Bradesco	50,575	775,762
Cia Energetica de Minas Gerais	69,344	566,367
Cielo	41,491	760,051
Gerdau	88,684	521,452
Lojas Americanas	127,552	813,522
Lojas Renner	22,660	684,169
Petroleo Brasileiro *	95,676	808,844
Vale	13,740	176,720
Vale ADR, Cl B	41,808	599,945

		5,706,832

CANADA — 0.9%
Yamana Gold	57,390	489,501

CHILE — 1.3%
Enersis	2,158,534	725,486

CHINA — 3.9%
Golden Eagle Retail Group	397,517	511,883
PetroChina, Cl H	653,559	847,059
Tingyi Cayman Islands Holding	260,390	737,300

		2,096,242

EGYPT — 1.6%
Commercial International Bank Egypt	145,316	854,491

HONG KONG — 14.5%
AIA Group	152,262	815,729
ASM Pacific Technology	69,903	742,771
BOC Hong Kong Holdings	173,465	544,050
China Overseas Land & Investment	232,990	708,478
China Resources Gas Group	29,968	94,260
CNOOC	356,638	630,846
First Pacific	453,220	541,820
Huabao International Holdings	1,261,006	915,674
Lenovo Group	526,643	718,387
Samsonite International	231,466	717,296
VTech Holdings	59,864	740,764
Wharf Holdings	82,242	655,468

		7,825,543

INDONESIA — 5.6%
Bank Mandiri Persero	801,287	697,245
Media Nusantara Citra	3,027,401	671,699
Telekomunikasi Indonesia Persero	3,771,167	856,715

COMMON STOCK — continued
	Shares	Value

INDONESIA (continued)
United Tractors	402,638	$789,652

		3,015,311

JERSEY — 1.5%
Randgold Resources	9,380	807,685

MALAYSIA — 1.8%
British American Tobacco Malaysia	27,293	600,264
CIMB Group Holdings	166,036	362,588

		962,852

MEXICO — 2.8%
Fomento Economico Mexicano ADR	7,918	743,421
Kimberly-Clark de Mexico, Cl A	131,866	334,553
Wal-Mart de Mexico	173,361	430,517

		1,508,491

PANAMA — 0.4%
Copa Holdings, Cl A	1,377	209,125

PERU — 1.6%
Credicorp	5,705	843,884

PHILIPPINES — 1.9%
Ayala Land	1,002,036	713,054
Philippine Long Distance Telephone	4,867	342,718

		1,055,772

POLAND — 1.1%
Powszechna Kasa Oszczednosci Bank Polski	52,073	592,184

SOUTH AFRICA — 5.2%
AVI	89,421	505,850
Impala Platinum Holdings	57,797	572,739
Massmart Holdings	28,817	376,556
MTN Group	32,618	675,173
Woolworths Holdings	85,884	663,190

		2,793,508

SOUTH KOREA — 5.8%
BS Financial Group	46,492	742,509
Hankook Tire	10,849	593,831
Korea Kolmar	19,194	909,325
Samsung Electronics	705	912,421

		3,158,086

TAIWAN — 7.1%
Giant Manufacturing	102,842	843,546
Largan Precision	9,750	749,035
Taiwan Semiconductor Manufacturing	231,857	929,580

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

TAIWAN (continued)
Tripod Technology	340,896	$645,403
TSRC	447,876	662,290

		3,829,854

THAILAND — 6.5%
Kasikornbank	128,963	834,570
PTT Exploration & Production	133,582	672,985
Siam Cement	56,902	759,295
Thai Oil	311,784	499,537
Thai Union Frozen Products PLC	380,733	772,281

		3,538,668

TURKEY — 7.8%
Emlak Konut Gayrimenkul Yatirim Ortakligi REIT	538,107	697,295
Enka Insaat ve Sanayi	284,615	741,799
Ford Otomotiv Sanayi	46,089	631,305
Koza Altin Isletmeleri	66,303	685,185
TAV Havalimanlari Holding	87,255	716,070
Tupras Turkiye Petrol Rafinerileri	30,963	756,687

		4,228,341

UNITED KINGDOM — 2.6%
Bank of Georgia Holdings	17,462	715,766
SABMiller	13,184	717,892

		1,433,658

Total Common Stock (Cost $46,174,582)		46,385,464

EQUITY LINKED NOTES — 11.0%
INDIA — 11.0%
JPMorgan (convertible to Bharat Forge) 05/16/17*	93,075	1,108,523
JPMorgan (convertible to Bharat Heavy Electricals) 02/16/17*	218,449	821,368
JPMorgan (convertible to Bharti Airtel) 02/07/17*	132,814	815,478
JPMorgan (convertible to Oil & Natural Gas Corporation) 02/08/17*	99,907	652,393
JPMorgan (convertible to Reliance Industries) 02/07/17*	50,676	839,195
JPMorgan (convertible to Tata Consultancy) 02/07/17*	23,154	986,360
JPMorgan (convertible to Titan Industries) 08/14/17*	126,398	709,093

Total Equity Linked Notes (Cost $3,975,880)		5,932,410

SHORT-TERM INVESTMENT — 3.1%
	Shares	Value

SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $1,673,018)	1,673,018	$1,673,018

Total Investments — 99.9% (Cost $51,823,480)†		$53,990,892

Percentages are based upon Net Assets of $ 54,066,331.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

REIT — Real Estate Investment Trust

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $51,823,480, and the unrealized appreciation and depreciation were $ 5,474,561 and ($ 3,307,149), respectively.

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total

Common Stock
Argentina	$709,950	$—	$—	$709,950
Brazil	5,706,832	—	—	5,706,832
Canada	489,501	—	—	489,501
Chile	725,486	—	—	725,486
China	—	2,096,242	—	2,096,242
Egypt	—	854,491	—	854,491
Hong Kong	1,483,535	6,342,008	—	7,825,543
Indonesia	—	3,015,311	—	3,015,311
Jersey	—	807,685	—	807,685
Malaysia	—	962,852	—	962,852
Mexico	1,508,491	—	—	1,508,491
Panama	209,125	—	—	209,125
Peru	843,884	—	—	843,884
Philippines	—	1,055,772	—	1,055,772
Poland	—	592,184	—	592,184
South Africa	—	2,793,508	—	2,793,508
South Korea	—	3,158,086	—	3,158,086
Taiwan	—	3,829,854	—	3,829,854
Thailand	—	3,538,668	—	3,538,668
Turkey	697,295	3,531,046	—	4,228,341
United Kingdom	—	1,433,658	—	1,433,658

Total Common Stock	12,374,099	34,011,365	—	46,385,464

Equity Linked Notes
India	—	5,932,410	—	5,932,410

Total Equity Linked Notes	—	5,932,410	—	5,932,410

Short-Term Investment	1,673,018	—	—	1,673,018

Total Investments in Securities	$14,047,117	$39,943,775	$—	$53,990,892

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD EMERGING MARKETS FUND
JULY 31, 2014 (Unaudited)

‡	For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-013-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.8%
	Shares	Value

ARGENTINA — 1.3%
Tenaris	8,572	$184,530

AUSTRALIA — 1.6%
Rio Tinto	3,784	229,854

AUSTRIA — 2.8%
Vienna Insurance Group	2,822	140,072
Voestalpine	6,197	272,715

		412,787

BELGIUM — 1.9%
Anheuser-Busch InBev	2,571	277,495

CANADA — 0.5%
Agrium	762	69,467

FRANCE — 5.2%
BNP Paribas	4,288	284,523
Schneider Electric	3,578	303,258
Total	2,585	166,719

		754,500

GERMANY — 3.9%
Hannover Rueckversicherung	1,655	141,276
Henkel & KGaA	2,539	241,704
SAP	2,281	179,268

		562,248

HONG KONG — 7.0%
AIA Group	23,437	125,562
China Resources Gas Group	6,114	19,231
CNOOC	119,513	211,403
Lenovo Group	197,830	269,857
Samsonite International	47,411	146,923
Wharf Holdings	30,654	244,312

		1,017,288

JAPAN — 9.1%
Astellas Pharma	19,725	267,483
Japan Tobacco	7,291	256,406
Keyence	675	294,060
Nippon Telegraph & Telephone	4,338	288,062
Nuflare Technology	1,856	96,395
Ship Healthcare Holdings	3,973	129,802

		1,332,208

JERSEY — 1.1%
Randgold Resources ADR	1,788	154,018

NETHERLANDS — 2.1%
ING Groep *	10,737	139,447

COMMON STOCK — continued
	Shares	Value

NETHERLANDS (continued)
Unilever	3,917	$161,208

		300,655

PANAMA — 0.4%
Copa Holdings, Cl A	356	54,066

PHILIPPINES — 1.1%
Ayala Land	217,707	154,921

SINGAPORE — 0.8%
Keppel	13,514	118,450

SOUTH KOREA — 2.9%
BS Financial Group	10,920	174,400
Samsung Electronics	187	242,018

		416,418

SPAIN — 1.0%
Banco Popular Espanol	25,141	153,424

SWITZERLAND — 3.7%
Roche Holding	1,306	379,009
UBS	9,249	158,912

		537,921

TAIWAN — 1.3%
Taiwan Semiconductor Manufacturing	46,144	185,004

THAILAND — 2.7%
BEC World	54,380	84,270
PTT Exploration & Production	25,471	128,323
Thai Union Frozen Products PLC	91,903	186,416

		399,009

TURKEY — 0.9%
Tupras Turkiye Petrol Rafinerileri	5,473	133,751

UNITED KINGDOM — 7.4%
British American Tobacco	2,173	127,300
GlaxoSmithKline	6,303	151,895
INFORMA PLC*	22,968	188,459
Lloyds Banking Group*	184,105	229,520
Persimmon*	5,704	120,135
Petrofac	6,861	126,437
SABMiller	2,409	131,175

		1,074,921

UNITED STATES — 37.1%
ACE	2,359	236,136
AGCO	3,958	192,794
AT&T	5,450	193,965
Bristol-Myers Squibb	1,517	76,791

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL EQUITY FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES (continued)
Cameron International*	3,333	$236,343
Capital One Financial	2,910	231,461
Caterpillar	2,001	201,601
Dun & Bradstreet	3,016	331,850
Exxon Mobil	1,386	137,131
Freeport-McMoRan Copper & Gold	3,067	114,154
Generac Holdings*	4,839	210,013
Honeywell International	4,243	389,635
International Business Machines	838	160,619
JPMorgan Chase	7,809	450,345
Kraft Foods Group	4,136	221,628
MetLife	5,232	275,203
Mondelez International, Cl A	4,344	156,384
Moody’s	5,060	440,220
Omnicom Group	4,056	283,879
Raytheon	2,896	262,870
Stanley Black & Decker	2,390	209,005
T. Rowe Price Group	2,227	172,949
Williams	3,836	217,233

		5,402,209

Total Common Stock (Cost $12,203,867)		13,925,144

SHORT-TERM INVESTMENT — 4.0%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (A) (Cost $586,863)	586,863	586,863

Total Investments— 99.8% (Cost $12,790,730) †		$14,512,007

Percentages are based upon Net Assets of $14,545,745.

*	Non-income producing security.

(A)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

PLC — Public Limited Company

†	At July 31, 2014, the tax basis cost of the Fund’s investments was $12,790,730, and the unrealized appreciation and depreciation were $2,079,617 and ($358,340), respectively.

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total

Common Stock
Argentina	$—	$184,530	$—	$184,530
Australia	—	229,854	—	229,854
Austria	—	412,787	—	412,787
Belgium	—	277,495	—	277,495
Canada	69,467	—	—	69,467
France	—	754,500	—	754,500
Germany	—	562,248	—	562,248
Hong Kong	—	1,017,288	—	1,017,288
Japan	—	1,332,208	—	1,332,208
Jersey	154,018	—	—	154,018
Netherlands	—	300,655	—	300,655
Panama	54,066	—	—	54,066
Philippines	—	154,921	—	154,921
Singapore	—	118,450	—	118,450
South Korea	—	416,418	—	416,418
Spain	—	153,424	—	153,424
Switzerland	—	537,921	—	537,921
Taiwan	—	185,004	—	185,004
Thailand	—	399,009	—	399,009
Turkey	—	133,751	—	133,751
United Kingdom	—	1,074,921	—	1,074,921
United States	5,402,209	—	—	5,402,209

Total Common Stock	5,679,760	8,245,384	—	13,925,144

Short-Term Investment	586,863	—	—	586,863

Total Investments in Securities	$6,266,623	$8,245,384	$—	$14,512,007

‡	For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most financial statements.

WHG-QH-015-0400

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS
COMMON STOCK — 97.6%
	Shares	Value

ARGENTINA — 1.3%
Tenaris	3,919	$84,365

AUSTRALIA — 1.2%
Rio Tinto	1,237	75,140

AUSTRIA — 3.4%
Vienna Insurance Group	1,563	77,580
Voestalpine	3,205	141,045

		218,625

BELGIUM — 1.9%
Anheuser-Busch InBev	1,151	124,230

BRAZIL — 0.6%
Vale ADR, Cl B	2,764	39,663

CANADA — 1.3%
Intact Financial	1,237	82,501

FRANCE — 7.2%
AXA	1,478	33,956
BNP Paribas	1,237	82,079
Schneider Electric	1,360	115,269
Total	1,603	103,385
Unibail-Rodamco REIT	486	130,459

		465,148

GERMANY — 4.4%
Hannover Rueckversicherung	1,530	130,606
SAP	852	66,960
Wincor Nixdorf	1,754	89,109

		286,675

HONG KONG — 7.2%
AIA Group	10,806	57,892
ASM Pacific Technology	8,215	87,290
CNOOC	32,925	58,240
Lenovo Group	91,172	124,367
Samsonite International	21,614	66,980
VTech Holdings	5,500	68,058

		462,827

JAPAN — 6.1%
Astellas Pharma	7,428	100,728
Japan Tobacco	2,767	97,309
Nippon Telegraph & Telephone	1,393	92,501
Nuflare Technology	882	45,808
Ship Healthcare Holdings	1,830	59,788

		396,134

COMMON STOCK — continued
	Shares	Value

NETHERLANDS — 5.1%
Akzo Nobel	1,106	$79,658
ING Groep*	6,389	82,977
Koninklijke Philips Electronics	2,338	72,058
Unilever	2,250	92,601

		327,294

NEW ZEALAND — 1.8%
Sky Network Television	20,304	115,996

PANAMA — 0.4%
Copa Holdings, Cl A	167	25,362

PHILIPPINES — 1.1%
Ayala Land	99,332	70,685

SINGAPORE — 1.4%
Keppel	10,676	93,575

SOUTH KOREA — 1.7%
Samsung Electronics GDR	218	112,125

SWITZERLAND — 3.6%
Roche Holding	486	141,040
UBS	5,495	94,413

		235,453

TAIWAN — 1.7%
Taiwan Semiconductor Manufacturing	21,127	84,704
TSRC	17,286	25,562

		110,266

THAILAND — 3.2%
BEC World	49,989	77,466
Thai Oil	21,384	34,261
Thai Union Frozen Products PLC	47,557	96,465

		208,192

TURKEY — 1.0%
Tupras Turkiye Petrol Rafinerileri	2,677	65,422

UNITED KINGDOM — 6.7%
British American Tobacco	1,000	58,583
Close Brothers Group	2,991	63,919
GlaxoSmithKline	2,272	54,752
INFORMA PLC *	10,822	88,798
Petrofac	3,562	65,642
Segro REIT	9,573	57,661
Vodafone Group	12,947	43,115

		432,470

THE ADVISORS’ INNER CIRCLE FUND	WESTWOOD GLOBAL DIVIDEND FUND
JULY 31, 2014 (Unaudited)

COMMON STOCK — continued
	Shares	Value

UNITED STATES — 35.3%
ACE	2,089	$209,109
AT&T	2,963	105,453
Bristol-Myers Squibb	2,306	116,730
Capital One Financial	1,427	113,504
Dun & Bradstreet	953	104,859
Freeport-McMoRan Copper & Gold	2,556	95,134
Honeywell International	2,231	204,873
International Business Machines	386	73,985
JPMorgan Chase	3,935	226,931
Kinder Morgan Energy Partners LP (A)	1,805	146,241
Kraft Foods Group	1,867	100,043
MetLife	2,861	150,489
Mondelez International, Cl A	2,861	102,996
National Retail Properties REIT	2,799	99,560
Raytheon	1,423	129,165
Stanley Black & Decker	1,055	92,260
T. Rowe Price Group	1,055	81,931
Verizon Communications	600	30,252
Williams	1,828	103,520

		2,287,035

Total Common Stock (Cost $5,654,269)		6,319,183

SHORT-TERM INVESTMENT — 2.2%
SEI Daily Income Trust, Government Money Market Fund, Cl A, 0.020% (B) (Cost $143,779)	143,779	143,779

Total Investments — 99.8% (Cost $5,798,048) †		$6,462,962

Percentages are based upon Net Assets of $6,475,131.

*	Non-income producing security.

(A)	Security considered Master Limited Partnership. At July 31, 2014, this security amounted to 146,241 or 2.3% of Net Assets.

(B)	The rate reported is the 7-day effective yield as of July 31, 2014.

ADR — American Depositary Receipt

Cl — Class

GDR — Global Depositary Receipt

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust
†	At July 31, 2014, the tax basis cost of the Fund’s investments was $5,798,048, and the unrealized appreciation and depreciation were $860,921 and ($196,007), respectively.

The following is a summary of the inputs used as of July 31, 2014 when valuing the Fund’s investments:

Investments in Securities	Level 1	Level 2‡	Level 3	Total

Common Stock
Argentina	$—	$84,365	$—	$84,365
Australia	—	75,140	—	75,140
Austria	—	218,625	—	218,625
Belgium	—	124,230	—	124,230
Brazil	39,663	—	—	39,663
Canada	82,501	—	—	82,501
France	—	465,148	—	465,148
Germany	—	286,675	—	286,675
Hong Kong	155,348	307,479	—	462,827
Japan	—	396,134	—	396,134
Netherlands	—	327,294	—	327,294
New Zealand	—	115,996	—	115,996
Panama	25,362	—	—	25,362
Philippines	—	70,685	—	70,685
Singapore	—	93,575	—	93,575
South Korea	—	112,125	—	112,125
Switzerland	—	235,453	—	235,453
Taiwan	—	110,266	—	110,266
Thailand	—	208,192	—	208,192
Turkey	—	65,422	—	65,422
United Kingdom	—	432,470	—	432,470
United States	2,287,035	—	—	2,287,035

Total Common Stock	2,589,909	3,729,274	—	6,319,183

Short-Term Investment	143,779	—	—	143,779

Total Investments in Securities	$2,733,688	$3,729,274	$—	$6,462,962

‡	For the period ended July 31, 2014, there were transfers between Level 1 and Level 2 assets and liabilities. The primary reason for the changes in the classification occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is primarily trading. Transfers, between levels are considered to have occurred as of the end of the period. For the period ended July 31, 2014, there were no Level 3 securities.

Amounts designated as “—” are $0.

For information regarding the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements.

WHG-QH-014-0400

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in
Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 23, 2014

By (Signature and Title)	/s/ Rami Abdel-Rahman
Rami Abdel-Rahman
Treasurer, Controller & CFO

Date: September 23, 2014